Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (FY) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
REVENUES	$ 1,028,730	$ 1,850,060
COST OF REVENUES (exclusive of depreciation shown below)	538,923	693,664
GROSS MARGIN	489,807	1,156,396
OPERATING EXPENSES
Research and development	1,181,892	981,654
Selling and marketing	1,590,957	521,413
General and administrative	6,440,093	6,811,255
Depreciation	71,213	22,332
TOTAL OPERATING EXPENSES	9,284,155	8,336,654
OPERATING LOSS	(8,794,348)	(7,180,258)
OTHER INCOME (EXPENSE)
Gain on warrant valuation adjustment	227,669	55,376
Interest expense	(1,147,986)	(3,708,562)
Interest expense, related party	(688,195)	(787,586)
Other income, net	0	9,952
Loss on foreign currency exchange	(26,979)	(20,316)
TOTAL OTHER INCOME (EXPENSE), NET	(1,635,491)	(4,451,136)
NET LOSS	(10,429,839)	(11,631,394)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	19,844	(19,085)
TOTAL COMPREHENSIVE LOSS	$ (10,409,995)	$ (11,650,479)
LOSS PER SHARE:
Net loss - basic and diluted	$ (0.05)	$ (0.08)
Weighted average shares outstanding - basic and diluted	203,588,106	149,537,777
Product
REVENUES	$ 645,169	$ 949,601
COST OF REVENUES (exclusive of depreciation shown below)	454,862	525,216
License fees
REVENUES	315,557	819,696
COST OF REVENUES (exclusive of depreciation shown below)	0
Other
REVENUES	68,004	80,763
COST OF REVENUES (exclusive of depreciation shown below)	$ 84,061	$ 168,448